Shareholders' Equity - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended	12 Months Ended
	Nov. 30, 2024 CNY (¥)	Nov. 30, 2024 USD ($) shares	Apr. 30, 2024 USD ($)	Jul. 31, 2023 CNY (¥) shares	Apr. 30, 2023 CNY (¥) shares	Jan. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 shares	Dec. 31, 2024 USD ($) shares	Jan. 08, 2024 shares	Oct. 20, 2023 shares	Oct. 26, 2022 shares
Number of shares issued							10,800,000				10,800,000	778,890	236,000	876,380
Conversion Of Ordinary Shares							0	0	0	1,110,000
Stock Issued During Period, Value, New Issues | ¥							¥ 693,596
Consideration received from sale of stock							4,532	$ 621	¥ 7,795
Additional paid-in capital							2,923,178		1,951,936		$ 400,474
Aggregate Issuance Cost							271	$ 37
Share Repurchase Program, Authorized, Amount | $		$ 30,000
Treasury Stock, Value							¥ 10,085		0		$ 1,382
Conversion of Stock, Type of Stock Converted							Class B ordinary shares were converted to Class A ordinary shares	Class B ordinary shares were converted to Class A ordinary shares
Common Stock, Shares, Issued							10,800,000				10,800,000	778,890	236,000	876,380
Qingdao Investor [Member]
Additional paid-in capital | ¥							¥ 66,484
South Korean Investor [Member]
Additional paid-in capital | ¥							163,560
Zhuhai Investor [Member]
Additional paid-in capital							90,330				$ 12,375
Middle East Investor [Member]
Additional paid-in capital							71,786				$ 9,835
Additional Paid-in Capital [Member]
Stock Issued During Period, Value, New Issues | ¥							¥ 693,586		¥ 242,399
Restricted Stock Units (RSUs) [Member]
Payment of tax witheld share based compensation | ¥						¥ 11,230
Restricted Stock Units (RSUs) [Member] | Additional Paid-in Capital [Member]
Adjustment related to tax witholding for share based compensation | ¥						¥ 11,230
At Market Offering [Member]
Sale of Stock, Number of Shares Issued in Transaction							9,231,510	9,231,510
Common Class B [Member]
Number of shares issued							39,026,560		39,026,560		39,026,560
Ordinary shares, shares outstanding							39,026,560		39,026,560		39,026,560
Common Stock, Shares, Issued							39,026,560		39,026,560		39,026,560
Common Class A [Member]
Number of shares issued							106,532,825		88,006,101		106,532,825
Ordinary shares, shares outstanding							104,828,035		87,544,585		104,828,035
Ordinary shares reserved for future issuance							1,704,790				1,704,790
Additional paid-in capital							¥ 5,999		¥ 12,355		$ 822
Common Stock, Shares, Issued							106,532,825		88,006,101		106,532,825
Common Class A [Member] | 2019 Plans [Member]
Number of shares issued							110,180		221,224		110,180
Common Stock, Shares, Issued							110,180		221,224		110,180
Common Class A [Member] | Qingdao Investor [Member]
Number of shares issued					3,466,204
Stock Issued During Period, Value, New Issues | ¥					¥ 66,486
Adjustments to additional paid in capital, stock issued, issuance costs | ¥					¥ 2,374
Common Stock, Shares, Issued					3,466,204
Common Class A [Member] | South Korean Investor [Member]
Number of shares issued				4,183,510
Stock Issued During Period, Value, New Issues | ¥				¥ 163,563
Adjustments to additional paid in capital, stock issued, issuance costs | ¥				¥ 1,000
Common Stock, Shares, Issued				4,183,510
Common Class A [Member] | Strategic Investor [Member]
Number of shares issued		1,351,488
Stock Issued During Period, Value, New Issues	¥ 71,786	$ 10,000
Common Stock, Shares, Issued		1,351,488
Common Class A [Member] | Zhuhai Investor [Member]
Number of shares issued		1,866,666
Stock Issued During Period, Value, New Issues	¥ 90,603	$ 12,600
Common Stock, Shares, Issued		1,866,666
Common Class A [Member] | Additional Paid-in Capital [Member] | 2019 Plans [Member]
Stock Issued During Period, Value, New Issues							¥ 5,999	$ 822	¥ 12,355
Common Class A [Member] | Restricted Stock Units (RSUs) [Member]
Number of shares issued							4,398,390		2,684,596	2,595,750	4,398,390
Ordinary shares held by depository bank							778,890		1,085,820	590,750	778,890
Ordinary shares reserved for future issuance									461,516	871,000
Common Stock, Shares, Issued							4,398,390		2,684,596	2,595,750	4,398,390
Common Class A [Member] | At Market Offering [Member]
Additional paid-in capital							¥ 525,471				$ 71,989
American Depository Shares [Member]
Adjustments to additional paid in capital, stock issued, issuance costs							16,518	2,324
Consideration received from sale of stock | $			$ 100,000
Proceeds from Sale of Held-to-Maturity Securities							¥ 76,243	$ 541,997
Treasury Stock, Shares, Acquired							100,000	100,000
Treasury Stock, Value							¥ 10,085				$ 1,382
Shares Acquired, Average Cost Per Share | $ / shares								$ 13.99